First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 29.7%
	Automobiles – 0.7%
85,302	Ford Motor Co. (a)	6.20%	06/01/59	$1,924,413
147,064	Ford Motor Co. (a)	6.00%	12/01/59	3,251,585
126,009	Ford Motor Co. (b)	6.50%	08/15/62	2,972,553
				8,148,551
	Banks – 1.4%
220,693	Bank of America Corp., Series KK (a)	5.38%	(c)	4,839,797
4,598	Bank of America Corp., Series NN	4.38%	(c)	81,890
4,875	Bank of America Corp., Series SS	4.75%	(c)	95,404
24,410	JPMorgan Chase & Co., Series GG	4.75%	(c)	496,988
91,835	JPMorgan Chase & Co., Series LL	4.63%	(c)	1,810,068
83,259	Pinnacle Financial Partners, Inc., Series B (a)	6.75%	(c)	2,118,941
3,612	Truist Financial Corp., Series R	4.75%	(c)	69,964
56,512	US Bancorp, Series K (a)	5.50%	(c)	1,307,123
72,728	Wells Fargo & Co., Series Z (a)	4.75%	(c)	1,402,196
182,700	Wintrust Financial Corp., Series F (a) (d)	7.88%	(c)	4,786,740
				17,009,111
	Capital Markets – 5.8%
108,729	Affiliated Managers Group, Inc. (a)	5.88%	03/30/59	2,312,666
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	512,740
152,344	Affiliated Managers Group, Inc.	4.20%	09/30/61	2,364,379
371,560	Affiliated Managers Group, Inc. (a)	6.75%	03/30/64	9,028,908
456,602	Bank of New York Mellon (The) Corp., Series K (a) (d)	6.15%	(c)	11,789,464
83,938	Brookfield Oaktree Holdings, LLC, Series A (a)	6.63%	(c)	1,839,921
66,360	Brookfield Oaktree Holdings, LLC, Series B (a)	6.55%	(c)	1,414,132
548,087	Carlyle Finance LLC	4.63%	05/15/61	9,936,817
72,493	DigitalBridge Group, Inc., Series H (a)	7.13%	(c)	1,604,995
311,414	DigitalBridge Group, Inc., Series I (a) (b)	7.15%	(c)	6,907,162
187,040	DigitalBridge Group, Inc., Series J (a)	7.13%	(c)	4,148,547
258,989	KKR Group Finance Co., IX LLC	4.63%	04/01/61	4,672,162
64	Morgan Stanley, Series I	6.38%	(c)	1,595
28,473	Morgan Stanley, Series K	5.85%	(c)	678,227
19,948	Morgan Stanley, Series P	6.50%	(c)	510,669
128,228	Morgan Stanley, Series Q (a)	6.63%	(c)	3,303,153
5,498	State Street Corp., Series G	5.35%	(c)	123,925
284,496	TPG Operating Group II, L.P. (a)	6.95%	03/15/64	7,391,206
				68,540,668
	Consumer Finance – 0.0%
19,290	Capital One Financial Corp., Series I	5.00%	(c)	379,434
	Diversified REITs – 0.2%
100,213	Global Net Lease, Inc., Series A (a) (b)	7.25%	(c)	2,252,788
	Diversified Telecommunication Services – 0.8%
143,558	AT&T, Inc. (a)	5.35%	11/01/66	3,327,674
127,041	AT&T, Inc., Series A (a)	5.00%	(c)	2,597,989
214,204	AT&T, Inc., Series C (a)	4.75%	(c)	4,176,978
				10,102,641
	Electric Utilities – 3.3%
936,778	NextEra Energy Capital Holdings, Inc., Series U (a) (b)	6.50%	06/01/85	23,513,128
36,277	SCE Trust VI	5.00%	(c)	602,198
410,734	SCE Trust VII, Series M (a)	7.50%	(c)	9,500,277
176,540	SCE Trust VIII, Series N (a)	6.95%	(c)	3,959,792

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
8,671	Southern (The) Co.	5.25%	12/01/77	$195,184
39,984	Southern (The) Co., Series 2020	4.95%	01/30/80	825,270
274	Southern (The) Co.	6.50%	03/15/85	7,149
				38,602,998
	Financial Services – 2.3%
291	Apollo Global Management, Inc. (d)	7.63%	09/15/53	7,749
691,583	Corebridge Financial, Inc. (b)	6.38%	12/15/64	16,798,551
434,686	Equitable Holdings, Inc., Series A (a)	5.25%	(c)	8,989,307
47,831	Voya Financial, Inc., Series B (a) (d)	5.35%	(c)	1,179,034
				26,974,641
	Food Products – 0.1%
10,094	CHS, Inc., Series 2	7.10%	(c)	258,205
19,529	CHS, Inc., Series 3 (a)	6.75%	(c)	479,437
				737,642
	Independent Power & Renewable Electricity Producers – 0.6%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	3,859,845
161,118	Brookfield Renewable Partners, L.P., Series 17	5.25%	(c)	3,003,240
				6,863,085
	Insurance – 9.0%
548,997	AEGON Funding Co., LLC (a)	5.10%	12/15/49	11,007,390
9,344	Allstate (The) Corp., Series H	5.10%	(c)	202,111
226,935	American National Group, Inc. (a)	7.38%	(c)	5,741,456
193,648	AmTrust Financial Services, Inc. (e)	7.25%	06/15/55	3,156,462
210,480	AmTrust Financial Services, Inc. (e)	7.50%	09/15/55	3,283,488
130,097	Arch Capital Group Ltd., Series G	4.55%	(c)	2,263,688
629	Argo Group International Holdings, Inc. (d)	7.00%	(c)	15,895
85,866	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	1,764,546
346,650	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	7,054,327
6,963	Assurant, Inc.	5.25%	01/15/61	137,380
448,279	Athene Holding Ltd. (a) (d)	7.25%	03/30/64	11,287,665
88,066	Athene Holding Ltd., Series A (a) (d)	6.35%	(c)	2,191,963
465,821	Athene Holding Ltd., Series E (a) (d)	7.75%	(c)	12,232,459
158,184	CNO Financial Group, Inc.	5.13%	11/25/60	3,109,897
389,488	Enstar Group Ltd., Series D (d)	7.00%	(c)	8,958,224
406,594	F&G Annuities & Life, Inc. (a)	7.95%	12/15/53	10,892,653
740,157	F&G Annuities & Life, Inc. (a) (b)	7.30%	01/15/65	17,845,185
1,306	MetLife, Inc., Series F	4.75%	(c)	26,447
193,528	Phoenix (The) Cos., Inc.	7.45%	01/15/32	3,483,504
12,591	Prudential Financial, Inc.	5.63%	08/15/58	307,850
7,851	Reinsurance Group of America, Inc. (d)	7.13%	10/15/52	203,498
7,485	Reinsurance Group of America, Inc. (d)	5.75%	06/15/56	185,778
92,716	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	1,493,655
10,088	W.R. Berkley Corp.	5.10%	12/30/59	200,852
				107,046,373
	Multi-Utilities – 1.3%
55,295	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (a) (b) (f)	8.86%	07/01/79	1,444,858
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	3,316,225
81,694	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(c)	1,380,629
169,495	CMS Energy Corp. (a) (b)	5.88%	10/15/78	3,872,961

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
136,015	CMS Energy Corp. (a)	5.88%	03/01/79	$3,165,069
114,812	Sempra (a)	5.75%	07/01/79	2,547,678
				15,727,420
	Real Estate Management & Development – 0.9%
299,424	Brookfield Property Partners, L.P., Series A	5.75%	(c)	3,886,523
391,759	Brookfield Property Partners, L.P., Series A2	6.38%	(c)	5,574,731
52,407	Brookfield Property Preferred, L.P.	6.25%	07/26/81	851,614
				10,312,868
	Specialized REITs – 0.1%
17,466	National Storage Affiliates Trust, Series A (a)	6.00%	(c)	393,160
47,326	Public Storage, Series L	4.63%	(c)	895,881
				1,289,041
	Wireless Telecommunication Services – 3.2%
172,217	United States Cellular Corp. (a)	6.25%	09/01/69	4,400,144
750,370	United States Cellular Corp. (a) (b)	5.50%	03/01/70	16,635,703
724,652	United States Cellular Corp. (a) (b)	5.50%	06/01/70	16,275,684
				37,311,531
	Total $25 Par Preferred Securities			351,298,792
	(Cost $374,112,932)
$1,000 PAR PREFERRED SECURITIES – 3.0%
	Banks – 3.0%
3,454	Bank of America Corp., Series L	7.25%	(c)	4,213,880
26,803	Wells Fargo & Co., Series L	7.50%	(c)	31,749,226
	Total $1,000 Par Preferred Securities			35,963,106
	(Cost $39,568,030)
$1,000,000 PAR PREFERRED SECURITIES – 1.1%
	Mortgage REITs – 1.1%
12	FT Real Estate Securities Co., Inc. (e) (g) (h)	9.50%	(c)	12,432,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 117.0%
	Banks – 66.4%
$9,400,000	Banco Bilbao Vizcaya Argentaria S.A. (d) (i)	7.75%	(c)	9,764,582
7,900,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (d) (i)	9.38%	(c)	8,784,484
3,300,000	Banco de Credito e Inversiones S.A. (d) (i) (j)	8.75%	(c)	3,548,952
2,000,000	Banco de Credito e Inversiones S.A. (d) (i) (k)	8.75%	(c)	2,150,880
5,700,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.50%	(c)	5,716,798
8,000,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.63%	(c)	8,081,872
7,400,000	Banco Mercantil del Norte S.A. (d) (i) (j)	8.38%	(c)	7,822,081
5,400,000	Banco Mercantil del Norte S.A. (d) (i) (j)	8.75%	(c)	5,537,107
26,800,000	Banco Santander S.A. (a) (d) (i)	9.63%	(c)	29,985,697
15,600,000	Banco Santander S.A. (a) (d) (i)	9.63%	(c)	18,463,723
57,912,000	Bank of America Corp. (a) (d)	6.63%	(c)	59,449,737
21,040,000	Bank of Montreal (a) (d)	7.70%	05/26/84	22,063,680
16,100,000	Bank of Montreal (a) (d)	7.30%	11/26/84	16,739,734
1,257,000	Bank of Montreal, Series 6 (d)	6.88%	11/26/85	1,262,657
16,920,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	18,013,404

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$19,466,000	Bank of Nova Scotia (The) (d)	8.00%	01/27/84	$20,799,694
9,600,000	Bank of Nova Scotia (The) (d)	7.35%	04/27/85	9,823,702
1,300,000	Barclays PLC (d) (i)	4.38%	(c)	1,238,524
5,300,000	Barclays PLC (d) (i)	7.63%	(c)	5,412,189
34,000,000	Barclays PLC (a) (d) (i)	8.00%	(c)	36,119,628
8,700,000	Barclays PLC (a) (d) (i)	9.63%	(c)	9,849,096
8,550,000	BBVA Bancomer S.A. (b) (d) (i) (j)	5.88%	09/13/34	8,438,762
3,850,000	BBVA Bancomer S.A. (d) (i) (j)	7.63%	02/11/35	3,964,901
9,900,000	BBVA Bancomer S.A. (d) (i) (j)	8.45%	06/29/38	10,561,147
12,800,000	BNP Paribas S.A. (d) (i) (j)	4.63%	(c)	11,498,037
3,000,000	BNP Paribas S.A. (d) (i) (j)	7.38%	(c)	3,091,611
16,210,000	BNP Paribas S.A. (a) (d) (i) (j)	7.75%	(c)	17,185,485
8,860,000	BNP Paribas S.A. (a) (d) (i) (j)	8.00%	(c)	9,502,084
23,200,000	BNP Paribas S.A. (a) (d) (i) (j)	8.50%	(c)	24,795,766
4,000,000	BNP Paribas S.A. (a) (d) (i) (j)	9.25%	(c)	4,315,184
5,100,000	Canadian Imperial Bank of Commerce (a) (d)	6.95%	01/28/85	5,140,170
12,100,000	Canadian Imperial Bank of Commerce (a) (d)	7.00%	10/28/85	12,239,150
1,200,000	Citigroup, Inc., Series AA (a) (d)	7.63%	(c)	1,254,830
6,000,000	Citigroup, Inc., Series BB (a) (d)	7.20%	(c)	6,187,086
6,913,000	Citigroup, Inc., Series DD (a) (d)	7.00%	(c)	7,199,634
7,700,000	Citigroup, Inc., Series FF (a) (d)	6.95%	(c)	7,781,635
20,124,000	Citigroup, Inc., Series GG (a) (d)	6.88%	(c)	20,345,364
11,200,000	Citigroup, Inc., Series Z (a) (d)	7.38%	(c)	11,663,243
4,000,000	CoBank ACB (a) (d)	7.25%	(c)	4,122,456
51,000	CoBank ACB, Series I (a) (d)	6.25%	(c)	51,314
6,895,000	CoBank ACB, Series K (a) (d)	6.45%	(c)	6,955,938
11,400,000	Commerzbank AG (a) (d) (i) (k)	7.50%	(c)	11,816,841
25,500,000	Credit Agricole S.A. (d) (i) (j)	6.70%	(c)	25,573,313
2,000,000	Farm Credit Bank of Texas (a) (d)	7.75%	(c)	2,076,318
3,450,000	Farm Credit Bank of Texas, Series 3 (b) (d) (j)	6.20%	(c)	3,441,375
2,240,000	Farm Credit Bank of Texas, Series 6 (a) (d)	7.00%	(c)	2,279,200
6,240,000	HSBC Holdings PLC (a) (d) (i)	6.88%	(c)	6,446,862
15,000,000	HSBC Holdings PLC (a) (d) (i)	6.95%	(c)	15,426,600
9,500,000	HSBC Holdings PLC (d) (i)	7.05%	(c)	9,703,029
25,100,000	HSBC Holdings PLC (a) (d) (i)	8.00%	(c)	26,602,009
6,360,000	ING Groep N.V. (d) (i) (k)	7.25%	(c)	6,570,373
200,000	ING Groep N.V. (a) (d) (i) (k)	7.50%	(c)	208,836
7,085,000	ING Groep N.V. (a) (d) (i) (k)	8.00%	(c)	7,661,701
30,600,000	JPMorgan Chase & Co., Series NN (a) (d)	6.88%	(c)	32,058,794
2,875,000	JPMorgan Chase & Co., Series OO (a) (d)	6.50%	(c)	2,954,304
24,067,000	Lloyds Banking Group PLC (a) (d) (i)	8.00%	(c)	25,764,349
1,978,000	NatWest Group PLC (a) (d) (i)	8.13%	(c)	2,172,025
4,534,000	PNC Financial Services Group (The), Inc., Series U (a) (d)	6.00%	(c)	4,554,033
14,390,000	PNC Financial Services Group (The), Inc., Series W (a) (d)	6.25%	(c)	14,589,820
10,800,000	Royal Bank of Canada (a) (d)	6.35%	11/24/84	10,317,916
16,150,000	Royal Bank of Canada (a) (d)	6.75%	08/24/85	16,368,025
20,300,000	Societe Generale S.A. (a) (d) (i) (j)	9.38%	(c)	21,777,698
8,000,000	Societe Generale S.A. (a) (d) (i) (j)	10.00%	(c)	8,839,024
65,000	Standard Chartered PLC (d) (k)	7.01%	(c)	67,217
5,660,000	Sumitomo Mitsui Financial Group, Inc. (a) (d) (i)	6.60%	(c)	5,765,887
1,000,000	Swedbank AB (d) (i) (k)	7.63%	(c)	1,053,269
3,600,000	Swedbank AB (d) (i) (k)	7.75%	(c)	3,822,750
21,460,000	Toronto-Dominion Bank (The) (b) (d)	8.13%	10/31/82	22,674,379

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$17,277,000	Wells Fargo & Co. (a) (d)	6.85%	(c)	$17,939,072
				785,447,037
	Capital Markets – 7.7%
4,300,000	Ares Finance Co. III LLC (a) (b) (d) (j)	4.13%	06/30/51	4,208,648
28,250,000	Credit Suisse Group AG, Claim (e) (h) (l)			3,319,375
6,400,000	Credit Suisse Group AG, Claim (e) (h) (l)			752,000
15,730,000	Credit Suisse Group AG, Claim (e) (h) (l)			1,848,275
19,220,000	Credit Suisse Group AG, Claim (e) (h) (l)			2,258,350
6,600,000	Deutsche Bank AG (d) (i) (k)	8.13%	(c)	6,929,175
4,800,000	Goldman Sachs Group (The), Inc. (a) (d)	6.85%	(c)	4,914,046
4,002,000	Goldman Sachs Group (The), Inc., Series W (a) (d)	7.50%	(c)	4,237,134
22,724,000	Goldman Sachs Group (The), Inc., Series X (a) (d)	7.50%	(c)	23,799,527
9,900,000	Goldman Sachs Group (The), Inc., Series Y (a) (d)	6.13%	(c)	9,814,472
9,300,000	Nomura Holdings, Inc. (d) (i)	7.00%	(c)	9,426,750
8,064,000	State Street Corp., Series I (a) (d)	6.70%	(c)	8,334,112
10,130,000	State Street Corp., Series J (a) (d)	6.70%	(c)	10,529,780
				90,371,644
	Diversified Telecommunication Services – 2.2%
15,300,000	Bell Canada (a) (d)	7.00%	09/15/55	15,566,068
3,734,000	TELUS Corp. (b) (d)	6.63%	10/15/55	3,782,841
6,940,000	TELUS Corp. (b) (d)	7.00%	10/15/55	7,043,524
				26,392,433
	Electric Utilities – 6.4%
11,170,000	American Electric Power Co., Inc. (a) (b) (d)	6.95%	12/15/54	11,819,200
2,020,000	American Electric Power Co., Inc. (b) (d)	7.05%	12/15/54	2,113,415
7,950,000	American Electric Power Co., Inc. (a) (b) (d)	3.88%	02/15/62	7,686,085
7,600,000	Duke Energy Corp. (b) (d)	6.45%	09/01/54	7,844,107
13,000,000	Entergy Corp. (a) (d)	7.13%	12/01/54	13,491,115
7,140,000	EUSHI Finance, Inc. (a) (d)	7.63%	12/15/54	7,477,915
9,965,000	NextEra Energy Capital Holdings, Inc. (a) (d)	6.75%	06/15/54	10,422,144
4,860,000	NextEra Energy Capital Holdings, Inc. (a) (d)	6.50%	08/15/55	5,027,991
9,400,000	Southern (The) Co., Series 2025 (a) (b) (d)	6.38%	03/15/55	9,749,794
				75,631,766
	Financial Services – 2.3%
15,000,000	American AgCredit Corp. (a) (d) (j)	5.25%	(c)	14,587,501
9,350,000	Capital Farm Credit ACA, Series 1 (a) (d) (j)	5.00%	(c)	9,350,000
3,800,000	Compeer Financial ACA (a) (d) (j)	4.88%	(c)	3,695,500
				27,633,001
	Food Products – 4.5%
6,000,000	Dairy Farmers of America, Inc. (a) (g)	7.13%	(c)	5,760,000
7,329,000	Land O’Lakes Capital Trust I (a) (b) (g)	7.45%	03/15/28	7,328,627
10,000,000	Land O’Lakes, Inc. (a) (b) (j)	7.25%	(c)	8,611,900
33,000,000	Land O’Lakes, Inc. (a) (j)	8.00%	(c)	31,639,740
				53,340,267
	Gas Utilities – 0.6%
6,820,000	AltaGas Ltd. (b) (d) (j)	7.20%	10/15/54	6,889,312
	Independent Power & Renewable Electricity Producers – 1.0%
11,233,000	AES (The) Corp. (a) (d)	6.95%	07/15/55	10,851,324

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers (Continued)
$1,429,000	AES (The) Corp. (a) (d)	7.60%	01/15/55	$1,446,925
				12,298,249
	Insurance – 13.6%
17,585,000	Assurant, Inc. (a) (b) (d)	7.00%	03/27/48	17,969,694
5,150,000	Assured Guaranty Municipal Holdings, Inc. (b) (d) (j)	6.40%	12/15/66	4,764,329
7,432,000	AXIS Specialty Finance LLC (a) (b) (d)	4.90%	01/15/40	7,155,070
7,200,000	CNP Assurances SACA (d) (i) (k)	4.88%	(c)	6,556,374
15,300,000	Fortegra Financial Corp. (a) (b) (d) (g)	8.50%	10/15/57	15,166,125
22,122,000	Global Atlantic Fin Co. (a) (b) (d) (j)	4.70%	10/15/51	21,659,298
8,499,000	Global Atlantic Fin Co. (a) (b) (d) (j)	7.95%	10/15/54	8,902,745
29,237,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (a) (b) (f) (j)	6.71%	02/12/47	27,233,243
8,183,000	Kuvare US Holdings, Inc. (a) (d) (j)	7.00%	02/17/51	8,173,745
9,500,000	Lancashire Holdings Ltd. (a) (d) (k)	5.63%	09/18/41	9,169,060
2,465,000	Liberty Mutual Group, Inc. (j)	4.30%	02/01/61	1,515,292
10,900,000	Meiji Yasuda Life Insurance Co. (a) (b) (d) (j)	6.10%	06/11/55	11,043,226
5,400,000	MetLife, Inc., Series G (a) (d)	6.35%	03/15/55	5,552,188
2,442,000	Nationwide Financial Services Capital Trust (b) (m)	7.90%	03/01/37	2,747,250
2,910,000	Nationwide Financial Services, Inc. (a) (b)	6.75%	05/15/37	2,891,931
4,796,000	Nippon Life Insurance Co. (a) (d) (j)	6.50%	04/30/55	5,023,589
5,023,000	Prudential Financial, Inc. (b) (d)	6.00%	09/01/52	5,105,437
				160,628,596
	Multi-Utilities – 6.0%
8,646,000	Algonquin Power & Utilities Corp. (a) (b) (d)	4.75%	01/18/82	8,402,100
450,000	CenterPoint Energy, Inc., Series B (d)	6.85%	02/15/55	470,425
19,630,000	Dominion Energy, Inc. (a) (d)	6.63%	05/15/55	20,163,504
1,688,000	Dominion Energy, Inc., Series A (a) (d)	6.88%	02/01/55	1,767,435
5,100,000	Dominion Energy, Inc., Series B (b) (d)	7.00%	06/01/54	5,453,476
7,000,000	NiSource, Inc. (a) (d)	6.38%	03/31/55	7,106,953
18,414,000	Sempra (a) (b) (d)	4.13%	04/01/52	17,827,901
10,215,000	Sempra (a) (d)	6.40%	10/01/54	9,907,120
				71,098,914
	Oil, Gas & Consumable Fuels – 3.6%
2,500,000	Enbridge, Inc. (a) (d)	7.63%	01/15/83	2,659,853
11,415,000	Enbridge, Inc. (a) (d)	8.50%	01/15/84	12,884,852
7,664,000	Enbridge, Inc., Series 20-A (a) (d)	5.75%	07/15/80	7,603,444
4,916,000	Energy Transfer, L.P., Series G (a) (d)	7.13%	(c)	5,045,458
14,464,000	Venture Global LNG, Inc. (a) (d) (j)	9.00%	(c)	14,480,706
				42,674,313
	Retail REITs – 0.5%
6,450,000	Scentre Group Trust 2 (a) (b) (d) (j)	5.13%	09/24/80	6,352,169
	Trading Companies & Distributors – 0.7%
8,346,000	Air Lease Corp., Series D (a) (d)	6.00%	(c)	8,219,409
	Wireless Telecommunication Services – 1.5%
16,864,000	Rogers Communications, Inc. (a) (b) (d)	7.13%	04/15/55	17,265,590
	Total Capital Preferred Securities			1,384,242,700
	(Cost $1,394,558,135)

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.3%
253,445	Invesco Preferred ETF	$2,871,532
	(Cost $2,850,682)
	Total Investments – 151.1%	1,786,808,130
	(Cost $1,827,079,779)
REVERSE REPURCHASE AGREEMENT – (8.5)%
(100,000,000)	Scotia Bank, due 10/20/25, 1 month CME Term SOFR + CSA + 65bps	(100,000,000)
	Outstanding Loan – (44.3)%	(524,275,000)
	Net Other Assets and Liabilities – 1.7%	20,191,537
	Net Assets – 100.0%	$1,182,724,667

(a)	All or a portion of this security serves as collateral on the outstanding loan. At July 31, 2025, the segregated value of these securities amounts to $900,568,715.
(b)
This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds. The remaining contractual maturity of the agreement is between 30-90 days. At July 31, 2025, securities noted as such are valued at $175,713,657.

(c)	Perpetual maturity.
(d)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(e)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $27,049,950 or 2.3% of net assets.

(f)	Floating or variable rate security.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. (see Restricted Securities table).

(h)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs section).
(i)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2025, securities noted as such amounted to $447,945,456 or 24.80% of managed assets.
Of these securities, 12.5% originated in emerging markets, and 87.5% originated in foreign markets.

(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge
Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At July 31, 2025, securities noted as such amounted to $371,822,140 or 31.4% of net assets.

(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Claim pending with the administrative court of Switzerland.
(m)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Country Allocation	% of Total Investments
United States	56.9%
Canada	13.8
United Kingdom	7.8
France	7.5
Spain	3.7
Mexico	2.8
Bermuda	2.5
Japan	1.7
Germany	1.0
Netherlands	0.8
Switzerland	0.5
Australia	0.4
Chile	0.3
Sweden	0.3
Total	100.0%

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:
ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$107,046,373	$88,164,695	$18,881,678	$—
Other Industry Categories*	244,252,419	244,252,419	—	—
$1,000 Par Preferred Securities*	35,963,106	35,963,106	—	—
$1,000,000 Par Preferred Securities*	12,432,000	—	—	12,432,000
Capital Preferred Securities:
Capital Markets	90,371,644	—	82,193,644	8,178,000
Other Industry Categories*	1,293,871,056	—	1,293,871,056	—
Exchange-Traded Funds	2,871,532	2,871,532	—	—
Total Investments	$1,786,808,130	$371,251,752	$1,394,946,378	$20,610,000

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreement	$(100,000,000)	$—	$(100,000,000)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable and non-quantitative inputs.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2024
$1,000,000 Par Preferred Securities	$12,600,000
Capital Preferred Securities	—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	(168,000)
Purchases	—
Sales	—
Transfers In:
Capital Preferred Securities	8,178,000
Transfers Out	—
Ending Balance at July 31, 2025
$1,000,000 Par Preferred Securities	12,432,000
Capital Preferred Securities	8,178,000
Total Level 3 holdings	$20,610,000
There was a net change of $(168,000) in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2025.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Restricted Securities
As of July 31, 2025, the Fund held restricted securities as shown in the following table that the Sub-Advisor deemed illiquid, pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Par Amount/ Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	$96.00	$6,000,000	$5,760,000	0.49%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	99.13	15,344,094	15,166,125	1.28
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,036,000	15,990,000	12,432,000	1.05
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	3/20/15 - 2/25/19	$7,329,000	99.99	7,514,565	7,328,627	0.62
				$44,848,659	$40,686,752	3.44%